Related Party Transactions - Schedule of Related Party Transactions (Details) - USD ($)	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015
Related party payables	$ 163,361	$ 228,978
Revenue from related parties		421,105
Mr. Jianxin Lin [Member]
Related party payables	$ 163,361	228,978
Xiamen Luye Trading Co., Ltd [Member]
Trade balance due from a related party		153,998
Revenue from related parties		230,910
Xiamen Beiruichen Trading Co., Ltd [Member]
Revenue from related parties		$ 190,195